SELECTED STATEMENTS OF INCOME DATA (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Financial income:
Foreign currency gains	$ 1,301	$ 1,168	$ 1,102
Derivatives	399	352	149
Interest income	348	308	319
Total financial income	2,048	1,828	1,570
Financial expenses:
Bank charges	(84)	(84)	(177)
Interest on short-term loans	(98)	(98)	(78)
Interest on long-term loans	(185)	(210)	(211)
Foreign currency losses	(1,433)	(1,159)	(1,215)
Derivatives	(321)	(642)
Others	(108)	(15)
Total financial expenses	(2,229)	(2,208)	(1,681)
Financial income (expenses), net	$ (181)	$ (380)	$ (111)